COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The minimum annual future payments under the terms of these leases and other commitments at October 31, 2012 are as follows (in thousands):

Operating
Fiscal Year	Leases

2013	$410
2014	416
2015	135
2016	5
$966